Label	Element	Value
SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class F Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Multi-Asset Capital Stability Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Change in Investment Strategy of the Fund

Under the section titled "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

In addition, under the same section, the last paragraph is hereby deleted and replaced with the following:

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Fund may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Fund may buy and sell currencies (i.e., take long or short positions) using futures contracts, foreign currency forward contracts and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell currencies for hedging or for speculative purposes.

There are no other changes to the Investment Strategy of the Fund.